General Partner and Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner and Related Party Transactions
Brokerage commission	$ 42,054,211	$ 52,485,965	$ 51,091,552
Organizational and offering costs	2,135,464	2,567,526	2,381,437
Percentage of average month-end net assets as basis for determining operating expense reimbursements	0.25%
Operating expenses	1,847,514	2,237,117	2,042,370
General Partner
General Partner and Related Party Transactions
Minimum ownership of units as a percentage of all capital contributions of all Partners to the Partnership, option one	1.00%
Value of minimum ownership of units, option two	25,000
Percentage of total capital contributions of all partners and all related limited partnerships used in computation of minimum net worth, option one	5.00%
Percentage of Units being offered for sale in the Partnership used in computation of minimum net worth, option one	5.00%
Amount of minimum net worth required to be maintained, option two	50,000
Amount of maximum net worth required to be maintained	$ 1,000,000
Percentage of General Partner limited partnership interest in the entity treated as a general partnership interest	10.00%
General Partner | Class A Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	7.50%
Organization and Offering Reimbursement (as a percent)	0.10%
Operating Expense (as a percent)	0.25%
General Partner | Class B Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	7.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 1 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	5.00%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 2 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	5.25%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 1 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	4.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 2 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	4.70%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 3 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	6.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%